Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 9
Entity Central Index Key	0001070287
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM Quant Solutions Large-Cap Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class A
Trading Symbol	PTMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class A	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets reached new highs during the reporting period, driven by easing monetary policy and gains in a handful of mega-cap technology stocks fueled by artificial intelligence (AI) optimism and strong earnings. In April, the S&P 500 Index (the “Index”) fell by more than
10% in response to US tariff announcements before rebounding following extended trade talks. Late in the reporting period, AI-related capital spending boosted growth indexes. The Fund held up well despite volatility and tariff uncertainty.
■
Favoring high-quality stocks with improving growth expectations contributed positively to the Fund’s performance relative to the Index, particularly toward the end of the reporting period.
■
Valuation measures, which gauge how cheaply a stock is trading, dragged on the Fund’s performance relative to the Index.
■
The Fund held futures contracts on the Index during the reporting period. PGIM Quantitative Solutions used these instruments primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	12.91%	16.18%	12.70%
Class A without sales charges	19.48%	17.50%	13.34%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 994,027,944
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 2,899,281
Investment Company, Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 994,027,944
Number of fund holdings	181
Total advisory fees paid for the year	$ 2,899,281
Portfolio turnover rate for the year	123%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.2%
Software	11.4%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Capital Markets	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.6%
Aerospace & Defense	3.5%
Financial Services	3.2%
Broadline Retail	3.0%
Specialty Retail	2.9%
Biotechnology	2.9%
Banks	2.3%
Communications Equipment	2.3%
Autom obi les	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.8%
Consumer Staples Distribution & Retail	1.7%
IT Services	1.6%
Electrical Equipment	1.3%
Health Care Providers & Services	1.3%
Insurance	1.3%
Electric Utilities	1.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.2%
Media	1.1%
Machinery	1.0%
Hotels, Restaurants & Leisure	1.0%
Ground Transportation	1.0%
Life Sciences Tools & Services	1.0%
Industrial REITs	0.8%
Tobacco	0.8%
Entertainment	0.7%
Building Products	0.7%
Consumer Finance	0.6%
Diversified Consumer Services	0.6%
Automobile Components	0.6%
Real Estate Management & Development	0.5%
Construction & Engineering	0.5%
Others*	4.0%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Quant Solutions Large-Cap Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class C
Trading Symbol	PTMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class C	$157	1.44%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets reached new highs during the reporting period, driven by easing monetary policy and gains in a handful of mega-cap technology stocks fueled by artificial intelligence (AI) optimism and strong earnings. In April, the S&P 500 Index (the “Index”) fell by more than
10% in response to US tariff announcements before rebounding following extended trade talks. Late in the reporting period, AI-related capital spending boosted growth indexes. The Fund held up well despite volatility and tariff uncertainty.
■
Favoring high-quality stocks with improving growth expectations contributed positively to the Fund’s performance relative to the Index, particularly toward the end of the reporting period.
■
Valuation measures, which gauge how cheaply a stock is trading, dragged on the Fund’s performance relative to the Index.
■
The Fund held futures contracts on the Index during the reporting period. PGIM Quantitative Solutions used these instruments primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	17.66%	16.66%	12.52%
Class C without sales charges	18.66%	16.66%	12.52%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 994,027,944
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 2,899,281
Investment Company, Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 994,027,944
Number of fund holdings	181
Total advisory fees paid for the year	$ 2,899,281
Portfolio turnover rate for the year	123%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.2%
Software	11.4%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Capital Markets	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.6%
Aerospace & Defense	3.5%
Financial Services	3.2%
Broadline Retail	3.0%
Specialty Retail	2.9%
Biotechnology	2.9%
Banks	2.3%
Communications Equipment	2.3%
Automobiles	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.8%
Consumer Staples Distribution & Retail	1.7%
IT Services	1.6%
Electrical Equipment	1.3%
Health Care Providers & Services	1.3%
Insurance	1.3%
Electric Utilities	1.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.2%
Media	1.1%
Machinery	1.0%
Hotels, Restaurants & Leisure	1.0%
Ground Transportation	1.0%
Life Sciences Tools & Services	1.0%
Industrial REITs	0.8%
Tobacco	0.8%
Entertainment	0.7%
Building Products	0.7%
Consumer Finance	0.6%
Diversified Consumer Services	0.6%
Automobile Components	0.6%
Real Estate Management & Development	0.5%
Construction & Engineering	0.5%
Others*	4.0%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%
*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Quant Solutions Large-Cap Core Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class Z
Trading Symbol	PTEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class Z	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets reached new highs during the reporting period, driven by easing monetary policy and gains in a handful of mega-cap technology stocks fueled by artificial intelligence (AI) optimism and strong earnings. In April, the S&P 500 Index (the “Index”) fell by more than
10% in response to US tariff announcements before rebounding following extended trade talks. Late in the reporting period, AI-related capital spending boosted growth indexes. The Fund held up well despite volatility and tariff uncertainty.
■
Favoring high-quality stocks with improving growth expectations contributed positively to the Fund’s performance relative to the Index, particularly toward the end of the reporting period.
■
Valuation measures, which gauge how cheaply a stock is trading, dragged on the Fund’s performance relative to the Index.
■
The Fund held futures contracts on the Index during the reporting period. PGIM Quantitative Solutions used these instruments primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	19.80%	17.79%	13.63%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 994,027,944
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 2,899,281
Investment Company, Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 994,027,944
Number of fund holdings	181
Total advisory fees paid for the year	$ 2,899,281
Portfolio turnover rate for the year	123%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.2%
Software	11.4%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Capital Markets	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.6%
Aerospace & Defense	3.5%
Financial Services	3.2%
Broadline Retail	3.0%
Specialty Retail	2.9%
Biotechnology	2.9%
Banks	2.3%
Communications Equipment	2.3%
Automobiles	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.8%
Consumer Staples Distribution & Retail	1.7%
IT Services	1.6%
Electrical Equipment	1.3%
Health Care Providers & Services	1.3%
Insurance	1.3%
Electric Utilities	1.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.2%
Media	1.1%
Machinery	1.0%
Hotels, Restaurants & Leisure	1.0%
Ground Transportation	1.0%
Life Sciences Tools & Services	1.0%
Industrial REITs	0.8%
Tobacco	0.8%
Entertainment	0.7%
Building Products	0.7%
Consumer Finance	0.6%
Diversified Consumer Services	0.6%
Automobile Components	0.6%
Real Estate Management & Development	0.5%
Construction & Engineering	0.5%
Others*	4.0%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%
*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Quant Solutions Large-Cap Core Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class R6
Trading Symbol	PTMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class R6	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets reached new highs during the reporting period, driven by easing monetary policy and gains in a handful of mega-cap technology stocks fueled by artificial intelligence (AI) optimism and strong earnings. In April, the S&P 500 Index (the “Index”) fell by more than
10% in response to US tariff announcements before rebounding following extended trade talks. Late in the reporting period, AI-related capital spending boosted growth indexes. The Fund held up well despite volatility and tariff uncertainty.
■
Favoring high-quality stocks with improving growth expectations contributed positively to the Fund’s performance relative to the Index, particularly toward the end of the reporting period.
■
Valuation measures, which gauge how cheaply a stock is trading, dragged on the Fund’s performance relative to the Index.
■
The Fund held futures contracts on the Index during the reporting period. PGIM Quantitative Solutions used these instruments primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	19.92%	17.93%	14.40% (12/28/2016)
S&P 500 Index	21.45%	17.64%	15.41%

Since Inception returns are provided for the share class since it has less than 10 fiscal years
of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 994,027,944
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 2,899,281
Investment Company, Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 994,027,944
Number of fund holdings	181
Total advisory fees paid for the year	$ 2,899,281
Portfolio turnover rate for the year	123%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.2%
Software	11.4%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Capital Markets	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.6%
Aerospace & Defense	3.5%
Financial Services	3.2%
Broadline Retail	3.0%
Specialty Retail	2.9%
Biotechnology	2.9%
Banks	2.3%
Communications Equipment	2.3%
Automobiles	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.8%
Consumer Staples Distribution & Retail	1.7%
IT Services	1.6%
Electrical Equipment	1.3%
Health Care Providers & Services	1.3%
Insurance	1.3%
Electric Utilities	1.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.2%
Media	1.1%
Machinery	1.0%
Hotels, Restaurants & Leisure	1.0%
Ground Transportation	1.0%
Life Sciences Tools & Services	1.0%
Industrial REITs	0.8%
Tobacco	0.8%
Entertainment	0.7%
Building Products	0.7%
Consumer Finance	0.6%
Diversified Consumer Services	0.6%
Automobile Components	0.6%
Real Estate Management & Development	0.5%
Construction & Engineering	0.5%
Others*	4.0%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%
*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM Real Estate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class A
Trading Symbol	PRKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class A	$133	1.35%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the Custom Blended Index (the “Index”), as defined below, benefited from strong stock selection in Asia, where Australia was a notable contributor. Stock selection in several US sectors bolstered returns as well, most notably net lease, storage, gaming, and malls. In Europe, asset allocation and stock selection in Spain and the UK contributed to the Fund’s performance relative to the
Index due to a combination of asset allocation and favorable stock selection.
■
Detractors from the Fund’s performance relative to the Index included stock selection among US health care and office stocks. An overweight to the US data center sector and an underweight to the US industrials sector also had negative impacts. Other detractors included an underweight to Japan, security selection in both Japan and Singapore, and an underweight to Switzerland.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-7.61%	7.59%	4.50%
Class A without sales charges	-2.24%	8.81%	5.09%
S&P 500 Index*	21.45%	17.64%	14.64%
Custom Blended Index**	2.20%	4.66%	3.05%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 55,672,695
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 323,697
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 55,672,695
Number of fund holdings	40
Total advisory fees paid for the year	$ 323,697
Portfolio turnover rate for the year	115%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2025?
Sector Classification	% of Net Assets
Retail REITs	30.5%
Specialized REITs	20.6%
Industrial REITs	13.2%
Office REITs	10.0%
Health Care REITs	9.1%
Hotel & Resort REITs	4.5%
Residential REITs	4.5%
Diversified REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	3.0%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.1%
Real Estate Management & Development	1.0%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

PGIM Real Estate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class C
Trading Symbol	PRKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class C	$207	2.10%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the Custom Blended Index (the “Index”), as defined below, benefited from strong stock selection in Asia, where Australia was a notable contributor. Stock selection in several US sectors bolstered returns as well, most notably net lease, storage, gaming, and malls. In Europe, asset allocation and stock selection in Spain and the UK contributed to the Fund’s performance relative to the
Index due to a combination of asset allocation and favorable stock selection.
■
Detractors from the Fund’s performance relative to the Index included stock selection among US health care and office stocks. An overweight to the US data center sector and an underweight to the US industrials sector also had negative impacts. Other detractors included an underweight to Japan, security selection in both Japan and Singapore, and an underweight to Switzerland.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	-3.77%	8.03%	4.33%
Class C without sales charges	-2.84%	8.03%	4.33%
S&P 500 Index*	21.45%	17.64%	14.64%
Custom Blended Index**	2.20%	4.66%	3.05%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (ND) (80%) and the ICE BofA 7% Constrained REIT Preferred
Securities Index (20%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 55,672,695
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 323,697
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 55,672,695
Number of fund holdings	40
Total advisory fees paid for the year	$ 323,697
Portfolio turnover rate for the year	115%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?
Sector Classification	% of Net Assets
Retail REITs	30.5%
Specialized REITs	20.6%
Industrial REITs	13.2%
Office REITs	10.0%
Health Care REITs	9.1%
Hotel & Resort REITs	4.5%
Residential REITs	4.5%
Diversified REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	3.0%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.1%
Real Estate Management & Development	1.0%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

PGIM Real Estate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class Z
Trading Symbol	PRKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class Z	$109	1.10%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the Custom Blended Index (the “Index”), as defined below, benefited from strong stock selection in Asia, where Australia was a notable contributor. Stock selection in several US sectors bolstered returns as well, most notably net lease, storage, gaming, and malls. In Europe, asset allocation and stock selection in Spain and the UK contributed to the Fund’s performance relative to the
Index due to a combination of asset allocation and favorable stock selection.
■
Detractors from the Fund’s performance relative to the Index included stock selection among US health care and office stocks. An overweight to the US data center sector and an underweight to the US industrials sector also had negative impacts. Other detractors included an underweight to Japan, security selection in both Japan and Singapore, and an underweight to Switzerland.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	-1.98%	9.11%	5.38%
S&P 500 Index*	21.45%	17.64%	14.64%
Custom Blended Index**	2.20%	4.66%	3.05%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (ND) (80%) and the ICE BofA 7% Constrained REIT Prefe
rred
Securities Index (20%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 55,672,695
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 323,697
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 55,672,695
Number of fund holdings	40
Total advisory fees paid for the year	$ 323,697
Portfolio turnover rate for the year	115%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?
Sector Classification	% of Net Assets
Retail REITs	30.5%
Specialized REITs	20.6%
Industrial REITs	13.2%
Office REITs	10.0%
Health Care REITs	9.1%
Hotel & Resort REITs	4.5%
Residential REITs	4.5%
Diversified REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	3.0%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.1%
Real Estate Management & Development	1.0%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

PGIM Real Estate Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class R6
Trading Symbol	PRKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class R6	$109	1.10%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the Custom Blended Index (the “Index”), as defined below, benefited from strong stock selection in Asia, where Australia was a notable contributor. Stock selection in several US sectors bolstered returns as well, most notably net lease, storage, gaming, and malls. In Europe, asset allocation and stock selection in Spain and the UK contributed to the Fund’s performance relative to the
Index due to a combination of asset allocation and favorable stock selection.
■
Detractors from the Fund’s performance relative to the Index included stock selection among US health care and office stocks. An overweight to the US data center sector and an underweight to the US industrials sector also had negative impacts. Other detractors included an underweight to Japan, security selection in both Japan and Singapore, and an underweight to Switzerland.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	-1.86%	9.10%	5.56% (12/28/2016)
S&P 500 Index*	21.45%	17.64%	15.41%
Custom Blended Index**	2.20%	4.66%	3.18%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (ND) (80%) and the ICE BofA 7% Constrained REIT Preferred
Securities Index (20%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 55,672,695
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 323,697
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 55,672,695
Number of fund holdings	40
Total advisory fees paid for the year	$ 323,697
Portfolio turnover rate for the year	115%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Retail REITs	30.5%
Specialized REITs	20.6%
Industrial REITs	13.2%
Office REITs	10.0%
Health Care REITs	9.1%
Hotel & Resort REITs	4.5%
Residential REITs	4.5%
Diversified REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	3.0%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.1%
Real Estate Management & Development	1.0%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

PGIM Select Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class A
Trading Symbol	SREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class A	$131	1.30%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely among the US health care and shopping center sectors and in Canada. An underweight to US specialty housing stocks also boosted the Fund’s performance relative to the Index. In Europe, returns were bolstered by an overweight and stock selection in Spain, as well as security selection in France.
■
Detractors from the Fund’s performance relative to the Index in Asia included stock selection in Japan and Singapore. In North America, an overweight to the US residential and US data center sectors, and an underweight to the US industrials also dragged on performance. An underweight to Switzerland detracted as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-3.34%	5.25%	5.62%
Class A without sales charges	2.29%	6.45%	6.22%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance dat
Net Assets	$ 209,083,388
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,475,766
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 209,083,388
Number of fund holdings	50
Total advisory fees paid for the year	$ 1,475,766
Portfolio turnover rate for the year	136%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S HOLDINGS
AS OF 10/31/2025?
Country Allocation	% of Net Assets
United States (1.9% represents investments purchased with collateral from securities on loan)	66.2%
Japan	8.5%
Australia	7.5%
Hong Kong	3.1%
Singapore	2.9%
United Kingdom	2.8%
France	2.3%
Spain	2.0%
Country Allocation	% of Net Assets
Germany	1.6%
Sweden	1.6%
Canada	1.6%
Switzerland	1.5%
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
Effective August 5, 2025, the Fund's classification under the Investment Company Act of 1940, as amended was changed from
“
diversified
”
to
“
non-diversified.
”
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since November 1, 2024:
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Select Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class C
Trading Symbol	SRECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class C	$207	2.05%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely among the US health care and shopping center sectors and in Canada. An underweight to US specialty housing stocks also boosted the Fund’s performance relative to the Index. In Europe, returns were bolstered by an overweight and stock selection in Spain, as well as security selection in France.
■
Detractors from the Fund’s performance relative to the Index in Asia included stock selection in Japan and Singapore. In North America, an overweight to the US residential and US data center sectors, and an underweight to the US industrials also dragged on performance. An underweight to Switzerland detracted as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	0.49%	5.67%	5.43%
Class C without sales charges	1.49%	5.67%	5.43%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 209,083,388
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,475,766
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 209,083,388
Number of fund holdings	50
Total advisory fees paid for the year	$ 1,475,766
Portfolio turnover rate for the year	136%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?
Country Allocation	% of Net Assets
United States (1.9% represents investments purchased with collateral from securities on loan)	66.2%
Japan	8.5%
Australia	7.5%
Hong Kong	3.1%
Singapore	2.9%
United Kingdom	2.8%
France	2.3%
Spain	2.0%
Country Allocation	% of Net Assets
Germany	1.6%
Sweden	1.6%
Canada	1.6%
Switzerland	1.5%
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY
SIGNIFICANT
CHANGES TO THE FUND THIS
Y
EAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
Effective August 5, 2025, the Fund's classification under the Investment Company Act of 1940, as amended was changed from
“
diversified
”
to
“
non-diversified.
”
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since November 1, 2024:
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Select Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class Z
Trading Symbol	SREZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class Z	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely among the US health care and shopping center sectors and in Canada. An underweight to US specialty housing stocks also boosted the Fund’s performance relative to the Index. In Europe, returns were bolstered by an overweight and stock selection in Spain, as well as security selection in France.
■
Detractors from the Fund’s performance relative to the Index in Asia included stock selection in Japan and Singapore. In North America, an overweight to the US residential and US data center sectors, and an underweight to the US industrials also dragged on performance. An underweight to Switzerland detracted as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	2.62%	6.75%	6.49%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 209,083,388
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,475,766
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 209,083,388
Number of fund holdings	50
Total advisory fees paid for the year	$ 1,475,766
Portfolio turnover rate for the year	136%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?
Country Allocation	% of Net Assets
United States (1.9% represents investments purchased with collateral from securities on loan)	66.2%
Japan	8.5%
Australia	7.5%
Hong Kong	3.1%
Singapore	2.9%
United Kingdom	2.8%
France	2.3%
Spain	2.0%
Country Allocation	% of Net Assets
Germany	1.6%
Sweden	1.6%
Canada	1.6%
Switzerland	1.5%
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
Effective August 5, 2025, the Fund's classification under the Investment Company Act of 1940, as amended was changed from
“
diversified
”
to
“
non-diversified.
”
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since November 1, 2024:
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Select Real Estate Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class R6
Trading Symbol	SREQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class R6	$102	1.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely among the US health care and shopping center sectors and in Canada. An underweight to US specialty housing stocks also boosted the Fund’s performance relative to the Index. In Europe, returns were bolstered by an overweight and stock selection in Spain, as well as security selection in France.
■
Detractors from the Fund’s performance relative to the Index in Asia included stock selection in Japan and Singapore. In North America, an overweight to the US residential and US data center sectors, and an underweight to the US industrials also dragged on performance. An underweight to Switzerland detracted as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	2.60%	6.81%	6.53%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 209,083,388
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,475,766
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 209,083,388
Number of fund holdings	50
Total advisory fees paid for the year	$ 1,475,766
Portfolio turnover rate for the year	136%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?
Country Allocation	% of Net Assets
United States (1.9% represents investments purchased with collateral from securities on loan)	66.2%
Japan	8.5%
Australia	7.5%
Hong Kong	3.1%
Singapore	2.9%
United Kingdom	2.8%
France	2.3%
Spain	2.0%
Country Allocation	% of Net Assets
Germany	1.6%
Sweden	1.6%
Canada	1.6%
Switzerland	1.5%
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT
C
HANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
Effective August 5, 2025, the Fund's classification under the Investment Company Act of 1940, as amended was changed from
“
diversified
”
to
“
non-diversified.
”
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since November 1, 2024:
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Absolute Return Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class A
Trading Symbol	PADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class A	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the ICE BofA 3-Month Treasury Bill Index (the “Index”) during the reporting period: positioning in collateralized loan obligations (CLOs) AAA; security selection in US investment-grade corporates, non-agency mortgage-backed securities (MBS), US high yield corporates, AA CLOs, and non-agency commercial mortgage-backed securities (CMBS) AA and below; yield curve positioning; allocations to the emerging-markets high yield and MBS sectors; duration positioning; and credit positioning in the media & entertainment, retailers & restaurants, health care & pharmaceuticals, automotives, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, and emerging-markets investment-grade bonds; allocations to the US high yield corporate and European bank loan sectors; and positioning in the telecom, transportation & environmental services, cable & satellite, midstream energy, and consumer non-cyclicals sectors.
■
The Fund used futures, swaps, and options during the reporting period to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.90%	4.00%	3.41%
Class A without sales charges	5.33%	4.69%	3.75%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,470,276,643
Holdings Count | Holding	1,237
Advisory Fees Paid, Amount	$ 18,810,194
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,470,276,643
Number of fund holdings	1,237
Total advisory fees paid for the year	$ 18,810,194
Portfolio turnover rate for the year	102%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	30.2
AA	22.3
A	5.8
BBB	12.6
BB	10.1
B	4.8
CCC	0.9
Not Rated	11.3
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Absolute Return Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class C
Trading Symbol	PADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class C	$175	1.71%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the ICE BofA 3-Month Treasury Bill Index (the “Index”) during the reporting period: positioning in collateralized loan obligations (CLOs) AAA; security selection in US investment-grade corporates, non-agency mortgage-backed securities (MBS), US high yield corporates, AA CLOs, and non-agency commercial mortgage-backed securities (CMBS) AA and below; yield curve positioning; allocations to the emerging-markets high yield and MBS sectors; duration positioning; and credit positioning in the media & entertainment, retailers & restaurants, health care & pharmaceuticals, automotives, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, and emerging-markets investment-grade bonds; allocations to the US high yield corporate and European bank loan sectors; and positioning in the telecom, transportation & environmental services, cable & satellite, midstream energy, and consumer non-cyclicals sectors.
■
The Fund used futures, swaps, and options during the reporting period to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.51%	3.90%	2.96%
Class C without sales charges	4.51%	3.90%	2.96%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,470,276,643
Holdings Count | Holding	1,237
Advisory Fees Paid, Amount	$ 18,810,194
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,470,276,643
Number of fund holdings	1,237
Total advisory fees paid for the year	$ 18,810,194
Portfolio turnover rate for the year	102%

Holdings [Text Block]
WHAT ARE SOME CHA
RA
CTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	30.2
AA	22.3
A	5.8
BBB	12.6
BB	10.1
B	4.8
CCC	0.9
Not Rated	11.3
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Absolute Return Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class Z
Trading Symbol	PADZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class Z	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the ICE BofA 3-Month Treasury Bill Index (the “Index”) during the reporting period: positioning in collateralized loan obligations (CLOs) AAA; security selection in US investment-grade corporates, non-agency mortgage-backed securities (MBS), US high yield corporates, AA CLOs, and non-agency commercial mortgage-backed securities (CMBS) AA and below; yield curve positioning; allocations to the emerging-markets high yield and MBS sectors; duration positioning; and credit positioning in the media & entertainment, retailers & restaurants, health care & pharmaceuticals, automotives, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, and emerging-markets investment-grade bonds; allocations to the US high yield corporate and European bank loan sectors; and positioning in the telecom, transportation & environmental services, cable & satellite, midstream energy, and consumer non-cyclicals sectors.
■
The Fund used futures, swaps, and options during the reporting period to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	5.55%	4.94%	4.00%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,470,276,643
Holdings Count | Holding	1,237
Advisory Fees Paid, Amount	$ 18,810,194
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,470,276,643
Number of fund holdings	1,237
Total advisory fees paid for the year	$ 18,810,194
Portfolio turnover rate for the year	102%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	30.2
AA	22.3
A	5.8
BBB	12.6
BB	10.1
B	4.8
CCC	0.9
Not Rated	11.3
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM ABSOLUTE RETURN BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class R6
Trading Symbol	PADQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class R6	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
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During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
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The following contributed most to the Fund’s performance relative to the ICE BofA 3-Month Treasury Bill Index (the “Index”) during the reporting period: positioning in collateralized loan obligations (CLOs) AAA; security selection in US investment-grade corporates, non-agency mortgage-backed securities (MBS), US high yield corporates, AA CLOs, and non-agency commercial mortgage-backed securities (CMBS) AA and below; yield curve positioning; allocations to the emerging-markets high yield and MBS sectors; duration positioning; and credit positioning in the media & entertainment, retailers & restaurants, health care & pharmaceuticals, automotives, and banking sectors.
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The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, and emerging-markets investment-grade bonds; allocations to the US high yield corporate and European bank loan sectors; and positioning in the telecom, transportation & environmental services, cable & satellite, midstream energy, and consumer non-cyclicals sectors.
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The Fund used futures, swaps, and options during the reporting period to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	5.65%	5.05%	4.07%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,470,276,643
Holdings Count | Holding	1,237
Advisory Fees Paid, Amount	$ 18,810,194
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,470,276,643
Number of fund holdings	1,237
Total advisory fees paid for the year	$ 18,810,194
Portfolio turnover rate for the year	102%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	30.2
AA	22.3
A	5.8
BBB	12.6
BB	10.1
B	4.8
CCC	0.9
Not Rated	11.3
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.